Operating Loss (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating Loss [Abstract]
Depreciation of property, plant and equipment	£ 2,504	£ 1,616	£ 4,989	£ 2,689
Depreciation of right-of-use assets	978	883	1,916	1,775
Amortisation of intangible assets	1,147	1,154	2,300	2,326
Research and development expenses	25,112	32,993	48,672	66,405
Foreign exchange (gain)/loss	(70)	452	(927)	1,644
Share-based payment charge/(credit)	2,317	6,836	(1,080)	13,794
Impairment of right-of-use assets	1,619	0	1,619	0
Impairment of plant and equipment	£ 1,958	£ 0	£ 1,958	£ 0